Note 10 - Intangible Assets (Detail) - Intangible Assets (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Cost	$ 124,147	$ 84,585
Accumulated amortization	52,850	37,904
	71,297	46,681
Customer Relationships [Member]
Cost	51,820	40,851
Accumulated amortization	25,936	20,532
Noncompete Agreements [Member]
Cost	1,867	1,607
Accumulated amortization	1,235	1,052
Developed Technology Rights [Member]
Cost	66,296	38,012
Accumulated amortization	22,402	13,380
Trade Names [Member]
Cost	4,164	4,115
Accumulated amortization	$ 3,277	$ 2,940